UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            May 10, 2011
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 185201
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103   7745    297555   SH		Sole		     297555
APACHE CORP			COMMON STOCKS	037411105  12448     95084   SH		Sole		      95084
BRUNSWICK CORP			COMMON STOCKS	117043109   6445    253432   SH		Sole		     253432
CLOROX CO			COMMON STOCKS	189054109   9448    134843   SH		Sole		     134843
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108  11305    174198   SH		Sole		     174198
DEVON ENERGY CORP		COMMON STOCKS	25179M103  13639    148621   SH		Sole		     148621
FORTUNE BRANDS INC		COMMON STOCKS	349631101   5741     92760   SH		Sole		      92760
KRAFT FOODS INC			COMMON STOCKS	50075N104   4825    153862   SH		Sole		     153862
MASCO CORP			COMMON STOCKS	574599106   2576    185026   SH		Sole		     185026
MATTEL INC			COMMON STOCKS	577081102   8556    343200   SH		Sole		     343200
MEDTRONIC INC			COMMON STOCKS	585055106  10232    260035   SH		Sole		     260035
MERCK & CO INC			COMMON STOCKS	58933Y105   8924    270330   SH		Sole		     270330
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108   8147    117609   SH		Sole		     117609
PEPSICO INC			COMMON STOCKS	713448108  14847    230509   SH		Sole		     230509
PFIZER INC			COMMON STOCKS	717081103  11305    556636   SH		Sole		     556636
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109  11748    178998   SH		Sole		     178998
TARGET CORP			COMMON STOCKS	87612E106   5955    119071   SH		Sole		     119071
TRINITY INDS INC		COMMON STOCKS	896522109  10252    279567   SH		Sole		     279567
WAL MART STORES INC		COMMON STOCKS	931142103   9258    177858   SH		Sole		     177858
WALGREEN CO			COMMON STOCKS	931422109  11805    294102   SH		Sole		     294102